Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

		Group
	2023	2022
	£m	£m
Guarantees given to third parties	452	448
Formal standby facilities, credit lines and other commitments	30,987	31,410
	31,439	31,858